Balance Sheets - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Restricted cash and cash equivalents	$ 160	$ 92	$ 98
Trade and other receivables, net of current expected credit losses	265	622	571
Trade receivables—affiliate	263	553	232
Accounts receivable—related party		0	1
Advances to affiliate	131	151	127
Inventory	132	143	159
Current derivative assets	55	24	21
Margin deposits	0	35	7
Other current assets	31	33	53
Other current assets—affiliate	22	21	21
Total current assets	1,059	1,674	1,290
Property, plant and equipment, net of accumulated depreciation	13,689	13,805	14,433
Debt issuance costs, net of accumulated amortization	5	5	7
Derivative assets	32	28	33
Other non-current assets, net	167	160	171
Total assets	14,952	15,672	15,934
Current liabilities
Accounts payable	66	28	18
Accrued liabilities	610	1,314	1,012
Accrued liabilities—related party	5	6	4
Current debt, net of discount and debt issuance costs	60	0
Due to affiliates	38	80	73
Deferred revenue	72	132	132
Current derivative liabilities	400	769	16
Other current liabilities	9	0
Total current liabilities	1,260	2,329	1,255
Long-term debt, net of premium, discount and debt issuance costs	11,985	12,040	13,023
Derivative liabilities	2,157	3,024	11
Other non-current liabilities	7	7	7
Other non-current liabilities—affiliate	20	20	17
Member's deficit	(477)	(1,748)	1,621
Total liabilities and member's equity (deficit)	$ 14,952	$ 15,672	$ 15,934